Derivative assets (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and fair values of derivatives outstanding
Our derivative assets are recorded in other assets in our Consolidated Balance Sheets. The following table presents notional amounts and fair values of derivatives outstanding as of December 31, 2017 and 2016:

	As of December 31,
	2017		2016
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as hedges:
Interest rate caps	$2,721,000	$25,021	$2,911,220	$30,362
Derivative assets designated as cash flow hedges:
Interest rate swaps	$1,830,785	$23,875	$425,612	$6,825
Total derivative assets		$48,896		$37,187

(a)	The notional amount is recorded as nil where caps and swaps are not yet effective.

Schedule of income (loss) recorded in comprehensive income
We recorded the following in other comprehensive income related to derivative financial instruments for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017	2016	2015
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as cash flow hedges:
Interest rate swaps	$17,049	$6,846	$385
Income tax effect	(2,131)	(856)	(47)
Net changes in cash flow hedges, net of tax	$14,918	$5,990	$338

Schedule of effect of derivatives recorded in interest expense in Consolidated Income Statements
The following table presents the effect of derivatives recorded in interest expense in our Consolidated Income Statements for the years ended December 31, 2017, 2016 and 2015.

	Year Ended December 31,
	2017	2016	2015
Gain (Loss)
Derivatives not designated as hedges:
Interest rate caps and swaps	$(14,178)	$(1,628)	$(18,118)
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	—	—	—
Effect from derivatives	$(14,178)	$(1,628)	$(18,118)